Derivative Financial Instruments (Derivatives And Hedging-Fair Value Hedges) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Interest Expense Recognized on Fixed-Rate Debt (Related Hedged Item)	$ 117,981	$ 108,869	$ 96,379
Interest Rate Swap Agreements [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain Recognized on Derivative		1,275
Amount of Interest Expense Recognized on Fixed-Rate Debt (Related Hedged Item)		$ 7,556